J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.33

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304663368	Appraised Value	(redacted)	(redacted)	Review value is the appraisal value. Tape is the purchase price.
(redacted)	304679234	Original Interest Rate	6.7500%	6.6250%	Review value captured from the note. Source of tape is unknown.
(redacted)	304679234	Original P&I Payment	(redacted)	(redacted)	Review value captured from the note. Source of tape is unknown.
(redacted)	304683446	Investor DTI (DSCR Ratio)	1.22100	1.22121	Non-material variance due to rounding.
(redacted)	304686392	Investor DTI (DSCR Ratio)	1.00300	0.99813	Review calculated variance. DSCR < 1.00 acknowledged by investor.
(redacted)	304696980	Property Type	PUD - Detached	Single Family - Detached	Single Family per appraisal (pg. 253). Source of tape value is unknown.
(redacted)	304700631	Property Type	Multifamily > 4 units	Four Family	Subject is four units as per appraisal. Source of tape is unknown.
(redacted)	304700631	Investor DTI (DSCR Ratio)	1.31500	1.43333	Variance is non-material.
(redacted)	304710631	Investor DTI (DSCR Ratio)	1.50600	1.41715	Variance is non-material.
(redacted)	304710617	Investor DTI (DSCR Ratio)	2.16500	2.01563	Variance is non-material.
(redacted)	304699164	Investor DTI (DSCR Ratio)	1.27000	1.20767	Approved DSCR 1.21%, variance is non-material. Source of tape is unknown.
(redacted)	304686401	Original Note Balance	(redacted)	(redacted)	Per the Note p446, the original balance is (redacted). Source of tape unknown.
(redacted)	304686401	Sales Price	(redacted)	(redacted)	The final sales price is (redacted) (p333), tape value reflects the original sales price (p498)
(redacted)	304686401	Original P&I Payment	(redacted)	(redacted)	Per the Note p446, the Original P&I Payment is (redacted). Source of tape value unknown.
(redacted)	304686401	Appraised Value	(redacted)	(redacted)	Appraised value is (redacted). Sales price is (redacted). Original sales price was (redacted), which appears to be the source of the tape value.
(redacted)	304686401	Investor DTI (DSCR Ratio)	1.00000	1.01014	Non-material variance, review value matches UW notes p23.
(redacted)	304710622	Investor DTI (DSCR Ratio)	1.00800	1.02800	Variance is non-material.
(redacted)	304711846	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR is (redacted), unable to determine source of tape value
(redacted)	304716495	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material.
(redacted)	304702988	Appraised Value	(redacted)	(redacted)	Review Value is the Appraisal Value. Tape is the Purchase Price.
(redacted)	304702988	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Nonmaterial variance.
(redacted)	304715266	Loan Number (Selling Lender)	(redacted)	(redacted)	New seller ID provided by investor.
(redacted)	304715266	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material. Review calculated tax on the renovated value using the mill rate.
(redacted)	304697023	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), no variance. Source of tape is unknown.
(redacted)	304725144	Sales Price	(redacted)	(redacted)	Tape Value is the Appraisal Value. Review Value is the Sales Price.
(redacted)	304725144	Original Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304725144	Original Combined Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304707874	Original Note Balance	(redacted)	(redacted)	Review Value captured as per the Note. Tape value appears to be the loan amount from the initial application.
(redacted)	304707874	Original Loan to Value	(redacted)	(redacted)	Per the (redacted) /Approval the LTV is (redacted). Unable to determine the source of the tape value. Non-material variance.
(redacted)	304707874	Original Combined Loan to Value	(redacted)	(redacted)	Per the (redacted)/Approval the LTV is (redacted). Unable to determine the source of the tape value. Non-material variance.
(redacted)	304707874	Original P&I Payment	(redacted)	(redacted)	Review Value captured per the Note. Unable to determine the source of the tape value.
(redacted)	304707874	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Review Value agrees with the approved DSCR. Source of tape is unknown.
(redacted)	304716797	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Per the DSCR calc the ratio is (redacted), rounding variance to review value. Unable to determine the source of the tape value, which is also reflected on the lock.
(redacted)	304725166	Amortization Type	Fixed Rate	Fixed (IO)	Per the Note, the loan has a (redacted) month interest only period.
(redacted)	304725166	Original Note Balance	(redacted)	(redacted)	Per the Note, the original balance is (redacted). Unable to determine the source of the tape value.
(redacted)	304725166	Original Interest Rate	(redacted)	(redacted)	Per the Note, the interest rate is (redacted). Unable to determine the source of the tape value.
(redacted)	304725166	Interest Only Flag	(redacted)	(redacted)	Per the Note, the loan has a (redacted) month interest only period.
(redacted)	304725166	Interest Only Term In Months	(redacted)	(redacted)	Per the Note, the loan has a (redacted) month interest only period.
(redacted)	304725166	Original Loan to Value	(redacted)	(redacted)	The Approval reflects LTV (redacted), unable to determine the source of the tape value.
(redacted)	304725166	Original Combined Loan to Value	(redacted)	(redacted)	The Approval reflects LTV (redacted), unable to determine the source of the tape value.
(redacted)	304725166	Original P&I Payment	(redacted)	(redacted)	Per the Note, the original interest only payment is (redacted). the first P&I payment starting (redacted) is (redacted). Unable to determine the source of the tape value.
(redacted)	304725166	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approval reflects DSCR (redacted). Unable to determine the source of the tape value. Non material variance to either value, and no DSCR calculation in the file.
(redacted)	304729220	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Non-material variance.
(redacted)	304717766	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted). Source of Tape is unknown.